DEFERRED REVENUES AND COSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
DEFERRED REVENUES AND COSTS
10.	DEFERRED REVENUES AND COSTS

The Partnership defers revenues and all direct costs associated with the sale of pre-need cemetery merchandise and services until the merchandise is delivered or the services are performed. The Partnership recognizes deferred merchandise and service revenues as customer contract liabilities within long-term liabilities on its consolidated balance sheets. The Partnership recognizes deferred direct costs associated with pre-need cemetery merchandise and service revenues as deferred selling and obtaining costs within long-term assets on its consolidated balance sheets. The Partnership also defers the costs to obtain new pre-need cemetery and new prearranged funeral business as well as the investment earnings on the prearranged services and merchandise trusts. Such costs are recognized when the associated performance obligation is fulfilled based upon the net change in the customer contract liabilities. All other selling costs are expensed as incurred. Additionally, the Partnership has elected the practical expedient of not recognizing incremental costs to obtain as incurred when the amortization period otherwise would have been one year or less

Deferred revenues and related costs consisted of the following at the dates indicated (in thousands):

	September 30, 2019	December 31, 2018

Deferred contract revenues	$830,038	$830,602
Deferred merchandise trust revenue	104,740	92,718
Deferred merchandise trust unrealized gains (losses)	8,777	(9,034)
Deferred revenues	$943,555	$914,286
Deferred selling and obtaining costs	$113,601	$112,660

For the three and nine months ended September 30, 2019, the Partnership recognized $13.7 million and $54.7 million, respectively, of the customer contract liabilities balance that existed at December 31, 2018 as revenue.

The components of the customer contract liabilities, net in the Partnership’s consolidated balance sheets at September 30, 2019 and December 31, 2018 were as follows (in thousands):

	September 30, 2019	December 31, 2018

Customer contract liabilities	$972,767	$937,708
Amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts	(29,212)	(23,422)
Customer contract liabilities, net	$943,555	$914,286

The Partnership expects to service 55% of its deferred revenue in the first 4-5 years and approximately 80% of its deferred revenue within 18 years. The Partnership cannot estimate the period when it expects its remaining performance obligations will be recognized, because certain performance obligations will only be satisfied at the time of death.

12.	DEFERRED REVENUES AND COSTS

The Partnership defers revenues and all direct costs associated with the sale of pre-need cemetery merchandise and services until the merchandise is delivered or the services are performed. The Partnership recognizes deferred merchandise and service revenues as deferred revenues within long-term liabilities on its consolidated balance sheets. The Partnership recognizes deferred direct costs associated with pre-need cemetery merchandise and service revenues as deferred selling and obtaining costs within long-term assets on its consolidated balance sheets. The Partnership also defers the costs to obtain new pre-need cemetery and new prearranged funeral business as well as the investment earnings on the prearranged services and merchandise trusts.

Deferred revenues and related costs consisted of the following at the dates indicated (in thousands):

	December 31,
	2018	2017
Deferred contract revenues	$830,602	$808,549
Deferred merchandise trust revenue	92,718	105,354
Deferred merchandise trust unrealized gains (losses)	(9,034)	(1,277)
Deferred revenues	$914,286	$912,626
Deferred selling and obtaining costs	$112,660	$126,398

Deferred revenues presented in the table above are net of the allowance for contract cancellations disclosed in Note 4.

The activity in deferred selling and obtaining costs was as follows (in thousands):

December 31,
2018
Deferred selling and obtaining costs, beginning of period	$126,398
Cumulative effect of accounting change	(18,557)
Change in deferred selling and obtaining costs	4,819
Deferred selling and obtaining costs, end of period	$112,660

For the year ended December 31, 2018, the Partnership recognized $58.7 million of the deferred revenue balance at December 31, 2017 as revenue. Also during the year ended December 31, 2018, the Partnership recognized $4.8 million from deferred incremental direct selling costs.

The components of deferred revenues, net in the Partnership’s Condensed Consolidated Balance Sheet at December 31, 2018 and December 31, 2017 were as follows (in thousands):

	December 31,	December 31,
	2018	2017
Deferred revenue	$937,708	$912,626
Amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts (1)	(23,422)	—
Deferred revenue, net	$914,286	$912,626

(1)

Prior to the adoption of “Revenue from Contracts with Customers” on January 1, 2018, amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts were included in “Accounts Receivable and Long-term accounts receivable, net of allowance.”

The Partnership cannot estimate the period when it expects its remaining performance obligations will be recognized because certain performance obligations will only be satisfied at the time of death. The Partnership expects to service 55% of its deferred revenue in the first 4-5 years and approximately 80% of its deferred revenue within 18 years.